SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Schedule of stock options activity

The following table sets forth the stock options activity for the years ended December 31, 2017, 2018 and 2019:

			Weighted
			average		Weighted
		Weighted-	remaining	Aggregate	average fair
	Number of	average	contractual	intrinsic	value of
	shares	exercise price	term	value	options
		US$		000’US$	US$
Outstanding as of January 1, 2017	31,572,960	0.45	8.02	57,467.59	0.85

Granted	12,819,330	2.13	—	—	1.72
Forfeited	(3,146,130)	1.31	—	-	1.06

Outstanding as of December 31, 2017	41,246,160	0.90	7.53	147,427.66	1.10

Granted	25,224,000	2.90	—	—	3.32
Forfeited	(2,822,511)	2.39	—	—	2.32
Exercised	(8,452,649)	0.20	—	—	1.23

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Granted	4,247,500	1.36	—	—	0.02
Forfeited	(11,454,468)	2.36	—	—	2.65
Exercised	(6,772,504)	0.03	—	—	0.54
Modified	(5,873,482)	2.82	—	—	2.95

Outstanding as of December 31, 2019	35,342,046	1.81	8.33	31,391.17	1.72

Schedule of options granted to Grantees were measured at fair value on the dates of grant

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
Expected volatility	43% - 51%	42% - 47%	44% - 45%
Risk-free interest rate (per annum)	2.08% - 2.32%	2.49% - 2.69%	1.6% - 1.9%
Exercise multiple	2.8 / 2.2	2.8 / 2.2	2.8 / 2.2
Expected dividend yield	0%	0%	0%
Contractual term (in years)	10	10	10

Summary of restricted shares activity

The following table sets forth the restricted shares activity for the year ended December 31, 2019:

	Number of	Weighted average
	shares	grant date fair value
		US$
Unvested as of December 31, 2017	—	—
Granted	160,190	1.95
Vested	(26,856)	0.39

Unvested as of December 31, 2018	133,334	2.26

Granted	151,655	1.41
Vested	(184,988)	0.75
Forfeited	(66,667)	2.26

Unvested as of December 31, 2019	33,334	2.26